Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 14 – SUBSEQUENT EVENTS

The Company evaluated all material events through the date the financials were ready for issuance. On October 5, 2018, the Company received the subscriptions receivable amount outstanding of $653,278, less $113,616 in placement fees and expenses, to net $539,662.

NOTE 15 – SUBSEQUENT EVENTS

The Company evaluated all material events through the date the financials were ready for issuance and noted the following non-recognized events for disclosure.

In January 2018: (i) an unvested option to purchase 50,000 shares of common stock was fully vested and the expiration modified from 90 days post termination of services to September 2027; (ii) an option to purchase 500,000 shares of common stock was granted to a service provider and shall be exercisable at $0.16 per share, vest over 4 years, and expire in 10 years; (iii) an option to purchase 166,667 shares of common stock was granted to a service provider and shall be exercisable at $0.16 per share, vest over 1 year, and expire in 5 years; and (iv) an option to purchase 166,667 shares of common stock was granted to an employee and shall be exercisable at $0.16 per share, vest over 1 year, and expire in 5 years.